LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2020
Detailed Information About Borrowings [Abstract]
LOANS AND BORROWINGS	CONVERTIBLE BONDS
Recognition and movements of the convertible bonds were as follows:

Amounts in € ‘000	2020
Balance at January 1	—
Carrying value initial recognition	121,277
Interest paid (cash flow)	(1,875)
Amortization transaction cost	650
Accrued interest	3,536
Balance at December 31	123,588
- Current portion	1,661
- Non-current portion	121,927
On January 21, 2020, the company issued €125 million aggregate principal amount of 3.00% convertible bonds due 2025. The net proceeds of the issue of the bonds were used to redeem the balance of approximately US$51 million of the loan of Orbimed Advisors in full. The bonds were issued at par and bear interest at a rate of 3.00% per annum payable semi-annually in arrears in equal installments. Unless previously converted, redeemed or purchased and cancelled, the bonds will mature on January 21, 2025.
The bonds are convertible into the Company’s ordinary shares at an initial conversion price of €2.0028. This initial conversion price is subject to customary adjustment provisions. The number of ordinary shares initially underlying the bonds is 62,412,622. Any adjustment to the conversion price resulting in an increase in the number of conversion shares may require the Company to obtain further authorization from the Company’s shareholders to issue shares, grant rights to subscribe for shares and exclude preemptive rights. The Company has the option to redeem all, but not some only, of the outstanding bonds in cash at par plus accrued interest at any time, (a) if, on or after February 13, 2023, the parity value on each of at least 20 trading days in a period of 30 consecutive trading days shall have exceeded 130% of the principal amount or (b) if, at any time, 85% or more of the aggregate principal amount of the bonds originally issued shall have been previously converted and / or repurchased and cancelled.
The convertible bonds comprise of two components. The first component is a financial liability, which represents our contractual obligation to deliver cash or another financial asset for payment of interest and principal, if not converted. The second component is an equity instrument as it represents a written call option granting the holder the right, for a specified period of time, to convert it into a fixed number of the Company’s ordinary shares.
The fair value of the consideration in respect of the liability components is measured at the fair value of a similar liability that does not have any associated equity conversion option (IFRS 9 paragraph 5.1.1). This is the liability component’s carrying amount at initial recognition.
The equity component will be measured at the residual difference between the nominal value and the fair value of a similar liability that does not have any associated equity conversion option (IAS 32 paragraph 31). The original equity component as recorded at initial recognition amounts to €1.4 million.
LOANS AND BORROWINGS
Movements of the Orbimed loan were as follows:

Amounts in € ‘000	2020	2019
Carrying value at January 1	45,590	72,502
Amortized costs (financial income and expenses)	449	11,254
Interest paid (cash flow)	(346)	(8,418)
Repayment	(46,140)	(31,406)
Revaluation loan	447	1,658
Carrying value at December 31	—	45,590
- Current portion	—	45,590
- Non-current portion	—	—
In 2017, the Company entered into a debt facility with Orbimed Royalty Opportunities II, LP to raise US$100 million (€91.3 million at 2017 exchange rate).
Under the terms and conditions of this debt facility, the Lenders provided an amount of US$100 million secured senior debt funding against 48 months promissory notes with interest of the sum of (i) the Applicable Margin of 11% plus (ii) the greater of (x) One-Month LIBOR and (y) 1.00%. Quarterly repayment of the loan has been started in September 2018. The Company has the option to prepay the loan before its maturity date. As further consideration for the facility, the Lenders received a 4% warrant coverage (9,174,372 warrants) with a strike price of €0.455 representing the closing price of Pharming shares immediately prior to the closing date, plus a 2.5% commitment fee of the principal sum and an assignment fee on the maturity date of US$3.7 million.
The Company, and its subsidiaries, have pledged all tangible fixed assets, receivables, movable assets and intellectual property rights as security to the lenders. This security was released completely following the repayment of the loan.
In January 2020, the Company paid back and extinguished the loan from Orbimed completely with a settlement payment of $55.6 million (€50.1 million). On repayment of the loan, the Company had to pay an exit fee of 5% equaling €3.8 million